Bridge Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Bridge Notes

11. Bridge Notes

2023 Notes

In connection with the Note Purchase Agreement and First Amendment (both as further described under the heading Principal Stockholder in Note 18), entered into in contemplation of the Business Combination (see Note 20), on August 31, 2023, the Company issued $5,000 aggregate principal amount of senior secured notes (the “2023 Notes”). The First Amendment also permits certain incremental borrowings in the amount up to $3,000 at the sole discretion of the purchaser (the “Incremental 2023 Notes”), subject to a minimum amount of $1,000 and other conditions. On September 29, 2023, the Company issued $1,000 aggregate principal amount of senior secured notes pursuant to the incremental borrowings. In connection with the issuance of the 2023 Notes, the Company received net proceeds of $5,703 from the issuance of the notes and incurred debt costs of $297 that is being amortized over the expected life of the debt.

Pursuant to the Note Purchase Agreement and First Amendment, the 2023 Notes provide for:

●	an interest rate fixed at 10.0% per annum;

●	a maturity date of December 31, 2023, subject to consummation of the Business Combination on or prior to December 31, 2023, which may result in an event of default if not consummated, and a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $6,000 (and any additional amounts borrowed pursuant to the incremental borrowing arrangement described above) under the notes;

●	a provision for the failure to repay the $6,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination by December 31, 2023 will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, at 100% of the principal amount due with no premium or penalty.

As of September 30, 2023, the effective interest rate on the 2023 Notes was 24.8%. As of September 30, 2023, the balance outstanding under the 2023 Notes was $5,767 ($6,000 principal balance less unamortized debt costs of $233), with the principal balance due upon the earlier of December 31, 2023 or the closing of the Business Combination.

2022 Bridge Notes

On December 15, 2022, the Company issued $36,000 aggregate principal amount of senior secured notes (the “2022 Bridge Notes”) pursuant to the Note Purchase Agreement. In connection with the issuance of the notes, the Company received net proceeds of $34,728 from the issuance of the 2022 Bridge Notes and incurred debt costs of $1,272 that were being amortized over the expected life of the debt. As of December 31, 2022, the balance outstanding under the 2022 Bridge Notes was $34,805 ($36,000 principal balance less unamortized debt costs of $1,195), which was due on December 31, 2023. Pursuant to the First Amendment and in connection with the Business Combination, the Company incurred debt issuance costs of $100 that are being amortized over the life of the notes and a portion of the note maturity was extended (further details are provided under the heading 2022 Bridge Notes in Note 12).

Information for the three and nine months ended September 30, 2023 with respect to interest expense related to the 2022 Bridge Notes is provided under the heading Interest Expense in Note 12.

19. Bridge Notes

On December 15, 2022, the Company issued $36,000 aggregate principal amount of senior secured notes (the “Bridge Notes”) pursuant to a third amended and restated note purchase agreement (as described below) with B. Riley, in its capacity as agent for the purchasers and as purchaser. The Company received net proceeds of $34,728 from the issuance of the Bridge Notes. Interest on the Bridge Notes is payable in cash at a rate of 12% per annum quarterly in arrears on March 31, 2023, June 30, 2023, September 30, 2023, and December 31, 2023; provided that, on March 1, 2023, May 1, 2023, and July 1, 2023, the interest rate on the Bridge Notes will increase by 1.5% per annum, with maturity on December 31, 2023. The Bridge Notes are subject to certain mandatory prepayment requirements, including, but not limited to, a requirement that the Company apply the net proceeds from certain debt incurrences or equity offerings to repay the Bridge Notes. The Company may elect to prepay the Bridge Notes, at any time, in whole or in part with no premium or penalty. The Bridge Notes are secured by liens on the same collateral that secures indebtedness under the Company’s outstanding Senior Secured Notes (as defined below) and are guaranteed by the Company’s subsidiaries that guarantee the Senior Secured Notes. The Bridge Notes provide for certain covenants and event of default provisions similar to those contained in the Senior Secured Notes. In connection with the Bridge Notes, the Company incurred debt costs of $1,272 that are being amortized over the expected life of the debt. As of December 31, 2022, the effective interest rate was 19.0%. As of December 31, 2022, the balance outstanding under the Bridge Notes was $34,805 ($36,000 principal balance less unamortized debt costs of $1,195).